Offerings	Apr. 24, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities which may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or which are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities which may be offered or issued in connection with any share split, share dividend or pursuant to the anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities which are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities which may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or which are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities which may be offered or issued in connection with any share split, share dividend or pursuant to the anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities which are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities which may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or which are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities which may be offered or issued in connection with any share split, share dividend or pursuant to the anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities which are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Securities Warrants
Fee Rate	0.01381%
Offering Note	(1) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities which may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or which are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities which may be offered or issued in connection with any share split, share dividend or pursuant to the anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities which are issuable upon conversion, exercise or exchange of other securities. (2) In accordance with Securities Act Rules 456(b) and 457(r), the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.